                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

PAR
AMOUNT
(000)  DESCRIPTION                                                      COUPON        MATURITY           VALUE
------------------------------------------------------------------------------------------------------------------
        MUNICIPAL BONDS  189.1%
       ALABAMA  5.0%
$1,000 Birmingham Baptist Med Ctr AL
          Baptist Hlth Sys Ser A ...........................             5.875%        11/15/24    $     1,046,990
 3,695 Gadsden, AL Wts Ser B (AMBAC
          Insd) (a) ........................................             5.250         08/01/21          3,936,985
 2,000 Jefferson Cnty, AL Ltd Oblig Sch
          Wt Ser A .........................................             5.250         01/01/23          2,102,620
 4,000 Jefferson Cnty, AL Swr Rev Cap
          Impt Wts (FGIC Insd)
          (Prerefunded @ 8/01/12) ..........................             5.125         02/01/42          4,234,640
 2,295 Marshall Cnty, AL Hlthcare Ser C ....................             6.000         01/01/32          2,425,700
 6,720 University of AL at Birmingham Hosp
          Rev Ser A (AMBAC Insd) (b) .......................             5.000         09/01/36          6,945,221
 9,840 University of AL at Birmingham Hosp
          Rev Ser A (MBIA Insd) (b) ........................             5.000         09/01/41         10,125,508
                                                                                                   ---------------
                                                                                                        30,817,664
                                                                                                   ---------------
       ALASKA  1.4%
 2,000 Alaska St Intl Arpt Rev Ser B
          (AMBAC Insd) (Prerefunded @
          10/01/12) ........................................             5.750         10/01/17          2,178,840
 1,000 Matanuska-Susitna Boro, AK Ctf
          Partn Pub Safety Bldg Lease
          (FSA Insd) .......................................             5.750         03/01/16          1,046,210
 5,870 Northern Tob Sec Corp AK Tob
          Settlement Rev Asset Bkd Ser
          A ................................................             5.000         06/01/46          5,370,287
                                                                                                   ---------------
                                                                                                         8,595,337
                                                                                                   ---------------
       ARIZONA  2.5%
 1,425 Arizona Cap Fac Fin Corp Student
          Hsg Rev AZ St Univ Proj ..........................             6.250         09/01/32          1,490,507

 1,000 Arizona Hlth Fac Auth Hosp Sys
          Rev John C Lincoln Hlth
          Network (Prerefunded @
          12/01/12) ........................................             6.375         12/01/37          1,126,470
 1,135 Cottonwood, AZ Wtr Rev Sys Sr
          Lien (XLCA Insd) .................................             5.000         07/01/35          1,175,837
 1,650 Glendale, AZ Indl Dev Auth Rfdg .....................             5.000         12/01/35          1,619,228

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
 9,750 University of AZ Med Ctr Corp .......................             5.000         07/01/35          9,641,093
                                                                                                   ---------------
                                                                                                        15,053,135
                                                                                                   ---------------
       ARKANSAS  0.4%
 2,310 Arkansas St Dev Fin Auth Rev St
          Agy Fac Donaghey Plaza Proj
          (FSA Insd) .......................................             5.000         06/01/34          2,377,845
                                                                                                   ---------------

       CALIFORNIA  34.8%
 4,000 Anaheim, CA Pub Fin Auth Lease
          Rev Cap Apprec Sub Pub Impt
          Proj Ser C (FSA Insd) ............................               *           09/01/20          2,203,400
 7,500 Anaheim, CA Pub Fin Auth Rev
          Elec Sys Dist Fac Ser A (FSA
          Insd) ............................................             5.000         10/01/31          7,761,525
 2,100 Bay Area Govt Assn CA Rev Tax
          Alloc CA Redev Pool Ser A
          (XLCA Insd) ......................................             5.250         09/01/35          2,199,078
 1,875 California Cnty, CA Tob Sec Agy
          Tob Asset Bkd Merced Cnty
          Rfdg Ser A .......................................             5.250         06/01/45          1,790,550
 7,125 California Ed Fac Auth Rev
          Pepperdine Univ Rfdg Ser A
          (FGIC Insd) ......................................             5.000         09/01/33          7,319,227
   350 California Hlth Fac Fin Auth Rev
          Casa De Las Ser A (MBIA
          Insd) ............................................             5.250         08/01/17            355,649
 1,000 California Hlth Fac Fin Auth Rev
          Cedars Sinai Med Ctr Rfdg ........................             5.000         11/15/27          1,012,110
 1,000 California Hlth Fac Fin Auth Rev
          Kaiser Permanente Ser A ..........................             5.000         04/01/37          1,001,330
 3,000 California Hsg Fin Agy Rev Home
          Mtg Ser G (AMT) (b) (j) ..........................             4.950         08/01/23          3,019,335
 2,000 California Hsg Fin Agy Rev Home
          Mtg Ser G (AMT) (b) (j) ..........................             5.050         02/01/29          2,012,890
 6,000 California Hsg Fin Agy Rev Home
          Mtg Ser I (AMT) (b) ..............................             4.800         08/01/36          5,789,790
 3,660 California Hsg Fin Agy Rev Home
          Mtg Ser M (AMT) (b) ..............................             4.700         08/01/36          3,465,718
 1,000 California Pollutn Ctl Fin Auth
          Solid Waste Disp Rev Waste
          Mgmt Inc Proj Ser B (AMT) ........................             5.000         07/01/27            971,100
   770 California St (AMBAC Insd) ..........................             5.125         10/01/27            778,994
 4,615 California St (AMBAC Insd)
          (Prerefunded @ 10/01/07) .........................             5.125         10/01/27          4,671,534

 5,000 California St (MBIA Insd)
          (Prerefunded @ 2/01/12) ..........................             5.000         02/01/32          5,265,700
 2,650 California Statewide Cmnty Dev
          Auth Ctf Partn (Prerefunded @
          11/01/09) (Acquired 11/23/99,
          Cost $2,650,000) (c) .............................             7.250         11/01/29          2,887,095
 1,000 California Statewide Cmnty Dev
          Auth Rev Daughters of Charity
          Hlth Ser A .......................................             5.250         07/01/30          1,013,850
 1,000 California Statewide Cmnty Dev
          Auth Rev Daughters of Charity
          Hlth Ser A .......................................             5.250         07/01/35          1,009,950
 2,000 California Statewide Cmnty Dev
          Auth Rev Hlth Fac Adventist
          Hlth Ser A .......................................             5.000         03/01/30          2,007,420
 2,500 California Statewide Cmnty Dev
          Auth Rev Hlth Fac Adventist
          Hlth Ser A .......................................             5.000         03/01/35          2,501,450
 5,100 California Statewide Cmnty Dev
          Auth Rev Kaiser Permanente
          Ser A (b) ........................................             5.000         04/01/31          5,138,556
 2,300 California Statewide Cmnty Dev
          Auth Rev Kaiser Permanente
          Ser B ............................................             5.000         03/01/41          2,296,182
 3,200 California Statewide Cmnty Dev
          Auth Rev Kaiser Permanente
          Ser B ............................................             5.250         03/01/45          3,250,656
 3,805 California Statewide Cmnty Dev
          Auth Rev Sutter Hlth Ser A .......................             5.000         11/15/43          3,805,228
 5,000 California St Dept Wtr Res Pwr
          Ser A (AMBAC Insd)
          (Prerefunded @ 5/01/12) (d) ......................             5.375         05/01/18          5,400,750
 3,705 California St Dept Wtr Res Pwr
          Ser A (MBIA Insd) (Prerefunded
          @ 5/01/12) .......................................             5.375         05/01/21          4,001,956
 2,000 California St Dept Wtr Res Pwr
          Ser A (MBIA Insd) (Prerefunded
          @ 5/01/12) .......................................             5.375         05/01/22          2,160,300
 2,000 California St Dept Wtr Res Pwr
          Ser A (Prerefunded @
          5/01/12) .........................................             6.000         05/01/15          2,214,260
 5,295 California St Econ Rec Ser A ........................             5.000         07/01/17          5,511,354
 1,995 California St Pub Wks Brd UCLA
          Replacement Hosp Ser A (FSA
          Insd) ............................................             5.375         10/01/20          2,110,810

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
 5,000 California St Rfdg ..................................             5.000         08/01/28          5,154,550
 5,000 California St Univ Rev Syswide
          Ser A (AMBAC Insd) ...............................             5.000         11/01/23          5,191,150
 6,840 California St Veterans Ser CD
          (AMT) (b) ........................................             4.600         12/01/32          6,990,736
 3,500 Capistrano, CA Uni Sch Dist
          (FGIC Insd) ......................................             5.000         09/01/29          3,632,965
 1,000 Davis, CA Pub Fac Fin Auth Mace
          Ranch Area Ser A (Prerefunded
          @ 9/01/07) .......................................             6.600         09/01/25          1,022,120
27,810 Foothill/Eastern Corridor Agy CA
          Toll Rd Rev Cap Apprec Rfdg ......................               *           01/15/33          6,288,675
18,000 Foothill/Eastern Corridor Agy CA
          Toll Rd Rev Cap Apprec Rfdg
          (MBIA Insd) (a) ..................................               *           01/15/25          6,764,580
 6,000 Foothill/Eastern Corridor Agy CA
          Toll Rd Rev Cap Apprec Sr Lien
          Ser A (e) ........................................               *           01/01/18          3,832,380
   225 Foothill/Eastern Corridor Agy CA
          Toll Rd Rev Cap Apprec Sr Lien
          Ser A (Prerefunded @
          1/01/10) .........................................             7.150         01/01/13            247,189
 5,000 Golden St Tob Sec Corp CA Tob
          Settlement Rev Enhanced Ser A I ..................             5.000         06/01/45          5,030,250
 5,000 Golden St Tob Sec Corp CA Tob
          Settlement Rev Enhanced Ser A
          (FGIC Insd) ......................................             5.000         06/01/35          5,121,750
18,000 Golden St Tob Sec Corp CA Tob
          Settlement Rev Enhanced Ser A
          (FGIC Insd) (b) I ................................             5.000         06/01/38         18,402,660
 1,000 Golden St Tob Sec Corp CA Tob
          Settlement Rev Ser A-1 (b) .......................             5.000         06/01/33          1,002,103
 1,000 Golden St Tob Sec Corp CA Tob
          Settlement Rev Ser A-1 ...........................             5.125         06/01/47            934,270
 3,000 Golden St Tob Sec Corp CA Tob
          Settlement Rev Ser A-1 (b) .......................             5.750         06/01/47          3,006,307
 2,240 Huntington Park, CA Redev Agy
          Rev Tax Alloc Santa Fe Redev
          Rfdg .............................................             6.200         10/01/27          2,288,026
 2,635 Imperial Irr Dist CA Ctf Partn Elec
          Sys Proj (FSA Insd) ..............................             5.250         11/01/23          2,772,942
13,800 Los Angeles, CA Uni Sch Dist Rfdg
          Ser A-1 (MBIA Insd) (b) ..........................             4.500         01/01/28         13,627,086
 1,600 Rancho Mirage, CA Jt Pwr Fin Auth
          Rev Eisenhower Med Ctr Ser A (j) .................             5.000         07/01/47          1,585,984

 1,375 San Bernadino, CA Jt Pwr Fin
          Auth Alloc Rev Cent City
          Merged Proj Rfdg Ser A
          (AMBAC Insd) (a) .................................             5.750         07/01/20          1,571,708
 1,000 San Joaquin Hills, CA Transn
          Corridor Agy Toll Rd Rev Cap
          Apprec Rfdg Ser A (MBIA
          Insd) ............................................               *           01/15/27            398,900
 1,000 San Joaquin Hills, CA Transn
          Corridor Agy Toll Rd Rev Cap
          Apprec Rfdg Ser A (MBIA
          Insd) ............................................               *           01/15/28            377,470
 4,290 Tobacco Sec Auth Northn CA Tob
          Settlement Rev Asset Bkd Ser
          A-1 ..............................................            5.3750          6/01/38          4,219,859
 3,050 Tobacco Sec Auth Northn CA Tob
          Settlement Rev Asset Bkd Ser
          A-1 ..............................................             5.500         06/01/45          3,032,890
 3,200 Tobacco Sec Auth Southn CA
          Tob Settlement Sr Ser A-1 ........................             5.000         06/01/37          2,973,120
 8,350 Tobacco Sec Auth Southn CA
          Tob Settlement Sr Ser A-1 ........................             5.125         06/01/46          7,805,079
 5,000 University CA Rev Gen Ser B
          (AMBAC Insd) .....................................             5.000         05/15/20          5,215,100
                                                                                                   ---------------
                                                                                                       213,417,596
                                                                                                   ---------------
       COLORADO  5.9%
 1,600 Arkansas River Pwr Auth CO Impt
          (XLCA Insd) ......................................             5.250         10/01/40          1,682,464
 4,500 Colorado Hlth Fac Auth Rev
          Adventist Hlth Sunbelt Ser D
          Rfdg (b) .........................................             5.250         11/15/27          4,632,998
 1,000 Colorado Hlth Fac Auth Rev
          Catholic Hlth Initiatives Ser
          A (e) ............................................             5.500         03/01/32          1,060,920
 2,250 Colorado Hlth Fac Auth Rev
          Covenant Retirement Cmnty
          Inc ..............................................             5.000         12/01/35          2,204,415
 1,000 Colorado Hlth Fac Auth Rev
          Evangelical Lutheran Ser A .......................             5.250         06/01/34          1,015,410
 3,700 Colorado Hlth Fac Auth Rev Hlth
          Fac Evangelical Lutheran .........................             5.000         06/01/35          3,699,741
 1,125 Colorado Hlth Fac Auth Rev Hosp
          Portercare Adventist Hlth
          (Prerefunded @ 11/15/11) .........................             6.500         11/15/31          1,250,122

 2,500 Colorado Hsg Fin Auth Single
          Family Mtg Rev Class II Ser C-3
          (AMT) (b) ........................................             4.625         11/01/36          2,329,350
 4,000 Colorado Springs, CO Util Rev
          Sys Sub Lien Impt Rfdg Ser A .....................             5.000         11/15/29          4,084,000
   100 Jefferson Cnty, CO Residential
          Mtg Rev (a) (e) ..................................             9.000         09/01/12            122,350
   265 Jefferson Cnty, CO Residential
          Mtg Rev (a) (e) ..................................            11.500         09/01/08            285,908
   300 Jefferson Cnty, CO Residential
          Mtg Rev (a) (e) ..................................            11.500         09/01/09            344,376
   340 Jefferson Cnty, CO Residential
          Mtg Rev (a) (e) ..................................            11.500         09/01/10            412,342
   220 Jefferson Cnty, CO Residential
          Mtg Rev (a) (e) ..................................            11.500         09/01/11            280,689
 1,000 Park Creek Metro Dist CO Rev Sr
          Ltd Tax Ppty Tax Rfdg ............................             5.500         12/01/30          1,045,160
 2,000 Park Creek Metro Dist CO Rev Sr
          Ltd Tax Ppty Tax Rfdg ............................             5.500         12/01/37          2,081,420
 3,085 Platte Riv Pwr Auth CO Pwr Rev
          Ser EE ...........................................             5.375         06/01/16          3,271,797
 3,280 Platte Riv Pwr Auth CO Pwr Rev
          Ser EE (Prerefunded @
          6/01/12) .........................................             5.375         06/01/16          3,502,220
 1,000 Salida, CO Hosp Dist Rev ............................             5.250         10/01/36            978,730
 1,600 Southlands Metro Dist No 1 CO
          Rfdg & Impt (Radian Insd) ........................             5.250         12/01/34          1,642,912
                                                                                                   ---------------
                                                                                                        35,927,324
                                                                                                   ---------------
       CONNECTICUT  2.7%
 2,840 Connecticut St Spl Oblig Pkg Rev
          Bradley Intl Arpt Ser A (ACA
          Insd) (AMT) ......................................             6.600         07/01/24          3,017,330
 3,460 Mashantucket Western Pequot
          Tribe CT Spl Rev Ser A
          (Prerefunded @ 09/01/07)
          (g) ..............................................             6.400         09/01/11          3,502,039
 6,500 Mashantucket Western Pequot
          Tribe CT Spl Rev Ser B
          (g) ..............................................             5.750         09/01/18          6,591,780
 3,500 Mashantucket Western Pequot
          Tribe CT Spl Rev Ser B
          (g) ..............................................             5.750         09/01/27          3,539,095
                                                                                                   ---------------
                                                                                                        16,650,244
                                                                                                   ---------------

       DISTRICT OF COLUMBIA  1.0%
 1,000 District of Columbia Hosp Rev
          Medlantic Hlthcare Group A
          Rfdg (MBIA Insd) (e) .............................             5.875         08/15/19          1,011,700
 5,000 Metropolitan Washington DC Arpt
          Auth Sys Ser A (FGIC Insd)
          (AMT) ............................................             5.125         10/01/26          5,114,350
                                                                                                   ---------------
                                                                                                         6,126,050
                                                                                                   ---------------
       FLORIDA  11.9%
 3,800 Brevard Cnty, FL Hlth Fac Auth
          Hlthcare Fac Rev Hlth First Inc
          Proj .............................................             5.000         04/01/34          3,796,960
 3,380 Brevard Cnty, FL Hlth Fac Hlth
          First Inc Proj (MBIA Insd) .......................             5.125         04/01/31          3,457,098
   400 Capital Tr Agy FL Rev Ft
          Lauderdale Proj (AMT) ............................             5.750         01/01/32            411,740
   460 Escambia Cnty, FL Hlth Fac Auth
          Rev (AMBAC Insd) .................................             5.950         07/01/20            476,523
 3,000 Florida St Dept Environmental
          Prot Preservtn Rev Ser A (FGIC
          Insd) ............................................             5.750         07/01/10          3,162,090
 5,000 Florida St Dept Trans Tpk Rev
          Ser A ............................................             5.000         07/01/29          5,169,800
 1,895 Gulf Breeze, FL Rev Loc Govt
          (FGIC Insd) (a) ..................................             5.625         12/01/20          1,981,734
 1,250 Highlands Cnty, FL Hlth Fac Auth
          Rev Hosp Adventist Hlth Rfdg
          Ser C ............................................             5.000         11/15/31          1,252,763
 9,500 Highlands Cnty, FL Hlth Fac Auth
          Rev Hosp Adventist Hlth Ser D (b) ................             5.000         11/15/35          9,407,090
 1,000 Highlands Cnty, FL Hlth Fac Auth
          Rev Hosp Adventist Hlth Ser D
          (Prerefunded @ 11/15/13) .........................             5.375         11/15/35          1,078,320
 2,310 Hillsborough Cnty, FL Indl Dev
          Auth Indl Dev Rev Hlth Fac Proj
          Univ Cmnty Hosp Ser A ............................             5.500         08/15/14          2,375,211
 3,000 Hillsborough Cnty, FL Solid Waste
          & Res Recovery Rev Ser A
          (AMT) (b) ........................................             4.500         09/01/34          2,813,745
 1,000 Jacksonville, FL Sales Tax Rev
          Better Jacksonville (MBIA Insd) ..................             5.250         10/01/21          1,060,090
 2,500 Jea, FL Elec Sys Rev Ser Three A
          (FSA Insd) .......................................             5.000         10/01/41          2,562,050

   265 Lakeland, FL Hosp Sys Rev Lakeland
          Regl Hlth Sys (Prerefunded @
          11/15/12) ........................................             5.500         11/15/32            287,297
 5,000 Lakeland, FL Hosp Sys Rev Lakeland
          Regl Hlth Sys Rfdg (b) ...........................             5.000         11/15/26          5,034,725
 5,000 Lakeland, FL Hosp Sys Rev Lakeland
          Regl Hlth Sys Rfdg (b) ...........................             5.000         11/15/32          4,987,250
 1,515 Miami Beach, FL Stormwtr Rev
          (FGIC Insd) ......................................             5.250         09/01/25          1,573,828
 2,000 Miami-Dade Cnty, FL Aviation Rev
          Miami Intl Arpt (FGIC Insd)
          (AMT) ............................................             5.375         10/01/25          2,078,620
 2,700 Miami-Dade Cnty, FL Aviation Rev
          Miami Intl Arpt (FGIC Insd)
          (AMT) ............................................             5.375         10/01/32          2,796,201
 5,000 Miami-Dade Cnty, FL Aviation Ser
          A (FSA Insd) (AMT) ...............................             5.125         10/01/35          5,089,050
 2,000 Miami-Dade Cnty, FL Pub Fac
          Rev Jackson Hlth Sys Ser A
          (MBIA Insd) ......................................             5.000         06/01/31          2,055,300
 4,300 Orange Cnty, FL Tourist Dev Tax
          Rev (AMBAC Insd)
          (Prerefunded @ 10/01/09) .........................             5.500         10/01/31          4,455,402
 4,320 Orange Cnty, FL Tourist Dev Tax
          Rev (AMBAC Insd)
          (Prerefunded @ 10/01/09) .........................             5.625         10/01/14          4,487,270
 1,060 Tallahassee, FL Lease Rev FL St
          Univ Proj Ser A (MBIA Insd) (a) ..................             5.500         08/01/18          1,116,254
                                                                                                   ---------------
                                                                                                        72,966,411
                                                                                                   ---------------
       GEORGIA  1.9%
 2,000 Atlanta, GA Arpt Passenger Fac
          Charge Rev Gen Sub Lien Ser
          C (FSA Insd) .....................................             5.000         01/01/33          2,055,800
 1,000 Augusta, GA Gen Arpt Rev
          Passenger Ser B (AMT) ............................             5.350         01/01/28          1,027,660
 5,000 Municipal Elec Auth GA
          Combustion Turbine Ser A
          (MBIA Insd) ......................................             5.250         11/01/18          5,267,600
 1,000 Oconee Cnty, GA Indl Dev Auth
          Oiit Proj (XLCA Insd) ............................             5.250         07/01/23          1,046,730
 2,000 Royston, GA Hosp Auth Hosp
          Rev Ctf Hlthcare Sys Inc Rfdg ....................             6.500         07/01/27          2,067,000
                                                                                                   ---------------
                                                                                                        11,464,790
                                                                                                   ---------------

       ILLINOIS  14.5%
 2,000 Bolingbrook, IL Sales Tax Rev (h)....................       0.000/6.250         01/01/24          2,005,540
 3,400 Carol Stream, IL First Mtg Rev
          Windsor Pk Mnr Proj
          (Prerefunded @ 12/01/07) .........................             7.000         12/01/13          3,498,906
   750 Chicago, IL Increment Alloc Rev
          Diversey/Narragansett Proj
          (Acquired 8/01/06, Cost
          $800,490) (c) ....................................             7.460         02/15/26            792,427
 4,000 Chicago, IL Neighborhoods Alive
          21 Pgm Ser A (FGIC Insd)
          (Prerefunded @ 7/01/10) ..........................             5.750         01/01/40          4,250,840
 5,000 Chicago, IL O'Hare Intl Arpt Rev
          Gen Arpt Third Lien Rfdg Ser A
          (MBIA Insd) (AMT) ................................             5.375         01/01/32          5,158,100
 3,500 Chicago, IL O'Hare Intl Arpt Rev
          Gen Arpt Third Lien Rfdg Ser
          C-2 (FSA Insd) (AMT) .............................             5.250         01/01/30          3,621,100
 3,450 Chicago, IL O'Hare Intl Arpt Rev
          Gen Arpt Third Lien Ser A
          (MBIA Insd) (b) ..................................             5.250         01/01/24          3,661,718
11,550 Chicago, IL O'Hare Intl Arpt Rev
          Gen Arpt Third Lien Ser A
          (MBIA Insd) (b) ..................................             5.250         01/01/25         12,258,795
 1,015 Chicago, IL O'Hare Intl Arpt Rev
          Second Lien Passenger Fac Ser
          B (AMBAC Insd) ...................................             5.500         01/01/16          1,072,002
   485 Chicago, IL Pk Dist Ser C (FGIC
          Insd) ............................................             5.500         01/01/19            510,487
 1,495 Chicago, IL Pk Dist Ser C (FGIC
          Insd) (Prerefunded @ 7/01/11) ....................             5.500         01/01/19          1,586,913
   465 Chicago, IL Proj Rfdg Ser C
          (FGIC Insd) ......................................             5.500         01/01/40            486,576
 2,565 Chicago, IL Proj Rfdg Ser C
          (FGIC Insd) (a) ..................................             5.750         01/01/12          2,720,003
    80 Cook Cnty, IL Sch Dist No 107 (e) ...................             7.000         12/01/10             88,030
   545 Cook Cnty, IL Sch Dist No 107 .......................             7.000         12/01/10            598,993
   200 Cook Cnty, IL Sch Dist No
          107 (a) (e) ......................................             7.150         12/01/08            208,872
   310 Cook Cnty, IL Sch Dist No 107 (a) ...................             7.150         12/01/08            323,451
   120 Cook Cnty, IL Sch Dist No
          107 (a) (e) ......................................             7.200         12/01/09            129,206
   455 Cook Cnty, IL Sch Dist No 107 (a) ...................             7.200         12/01/09            489,284
 1,000 Cook Cnty, IL Ser A (FGIC Insd)
          (Prerefunded @ 5/15/11) ..........................             5.500         11/15/31          1,059,580

   990 Cortland, IL Spl Tax Rev Sheaffer
          Sys Proj (Acquired 5/02/06, Cost
          $980,096) (c) ....................................             5.500         03/01/17            989,287
 1,000 Deerfield, IL Ed Fac Chicagoland
          Jewish High Sch Proj .............................             6.000         05/01/41          1,023,450
 1,000 Gilberts, IL Spl Svc Area No 19
          Spl Tax The Conservancy Proj
          Ser 1 ............................................             5.375         03/01/16            978,190
 2,725 Illinois Dev Fin Auth Rev Cmnty
          Rehab Providers Fac Ser A I ......................             7.375         07/01/25          2,914,033
 1,565 Illinois Ed Fac Auth Rev DePaul
          Univ (AMBAC Insd)
          (Prerefunded @ 10/01/10) .........................             5.625         10/01/15          1,663,501
 1,500 Illinois Fin Auth Rev IL Inst of
          Technology Ser A .................................             5.000         04/01/31          1,497,825
 3,000 Illinois Fin Auth Rev Kewanee
          Hosp Proj ........................................             5.100         08/15/31          2,957,010
 1,000 Illinois Fin Auth Rev Landing at
          Plymouth Pl Proj Ser A ...........................             6.000         05/15/25          1,047,510
 1,350 Illinois Fin Auth Rev Landing at
          Plymouth Pl Proj Ser A ...........................             6.000         05/15/37          1,416,258
 2,500 Illinois Fin Auth Rev Northwestrn
          Mem Hosp Ser A ...................................             5.500         08/15/43          2,677,200
 1,645 Illinois Hlth Fac Auth Rev
          Evangelical Hosp Rfdg Ser C
          (FSA Insd) (a) ...................................             6.750         04/15/12          1,769,576
 4,750 Illinois Hsg Dev Auth Rev
          Homeowner Mtg Sub Ser C-2
          (AMT) ............................................             5.150         08/01/37          4,787,383
 3,000 Illinois St Ser 1 (FSA Insd) ........................             5.250         12/01/21          3,159,930
 3,440 Kendall, Kane & Will Cntys, IL
          Cmnty Sch Dist No 308 Ser B
          (FGIC Insd) (a) ..................................             5.250         10/01/19          3,618,226
   250 Lake Cnty, IL Cmnty Unit Sch Dist
          No 116 Round Lake (Radian
          Insd) (e) ........................................             7.600         02/01/14            301,560
 2,675 Metropolitan Pier & Expo Auth IL
          Dedicated St Tax Rev
          McCormick Pl Expn Ser A
          (MBIA Insd) ......................................             5.250         06/15/42          2,802,678
   206 Pingree Grove Vlg, IL Spl Svc
          Area No 1 Spl Tax Cambridge
          Lakes Proj Ser 05 ................................             5.250         03/01/15            209,795
 2,500 Schaumburg, IL Ser B (FGIC
          Insd) ............................................             5.000         12/01/41          2,562,275

 3,250 University IL Univ Rev Auxiliary
          Fac Sys (MBIA Insd) ..............................             4.500         04/01/36          3,125,265
   850 Volo Vlg, IL Spl Svc Area No 3 Spl
          Tax Symphony Meadows Proj
          Ser 1 ............................................             6.000         03/01/36            860,906
   675 Will Cnty, IL Cmnty Sch Dist No
          161 Summit Hill Cap Apprec
          (FGIC Insd) (a) (e) ..............................               *           01/01/16            473,783
 1,335 Will Cnty, IL Cmnty Sch Dist No
          161 Summit Hill Cap Apprec
          (FGIC Insd) (a) ..................................               *           01/01/16            931,656
   425 Will Cnty, IL Cmnty Sch Dist No
          161 Summit Hill Cap Apprec
          (FGIC Insd) (a) (e) ..............................               *           01/01/19            256,853
   990 Will Cnty, IL Cmnty Sch Dist No
          161 Summit Hill Cap Apprec
          (FGIC Insd) (a) ..................................               *           01/01/19            594,980
   994 Yorkville, IL Utd City Spl Svc Area
          Spl Tax No 2004-107 Raintree
          Vlg IL Proj ......................................             6.250         03/01/35          1,039,485
 1,000 Yorkville, IL Utd City Spl Svc Area
          Tax No 2005-108 Autumn Creek
          IL Proj ..........................................             6.000         03/01/36          1,023,140
                                                                                                   ---------------
                                                                                                        89,202,578
                                                                                                   ---------------
       INDIANA  3.7%
 1,000 Allen Cnty, IN Juvenile Justice Ctr
          First Mtg (AMBAC Insd) ...........................             5.500         01/01/18          1,062,480
 1,000 Indiana Hlth & Ed Fac Fin Auth Hosp
          Rev Cmnty Fndtn Northwest IN .....................             5.500         03/01/37          1,006,980
 3,000 Indiana Hlth Fac Fin Auth Hosp
          Rev Cmnty Proj Ser A (AMBAC
          Insd) ............................................             5.000         05/01/35          3,090,090
 5,481 Indiana St Hsg & Cmnty Dev Auth
          Single Family Mtg Rev Ser D-1
          (AMT) (GNMA Collateralized) (b) ..................             4.625         07/01/38          5,073,963
 7,420 Indianapolis, IN Loc Pub Impt Bd
          Bk Arpt Auth Proj Ser B (MBIA
          Insd) (AMT) (b) ..................................             5.250         01/01/25          7,776,550
 1,500 Petersburg, IN Pollutn Ctl Rev IN
          Pwr & Lt (AMT) ...................................             5.950         12/01/29          1,579,905
   470 Saint Joseph Cnty, IN Econ Dev
          Rev Ser A ........................................             6.000         05/15/38            489,881


 2,500 Vigo Cnty, IN Sch Bldg Corp First
          Mtg Impt & Rfdg (FSA Insd)
          (Prerefunded @ 1/10/13) ..........................             5.250         07/10/24          2,669,675
                                                                                                   ---------------
                                                                                                        22,749,524
                                                                                                   ---------------

       IOWA  1.2%
 1,300 Pottawattamie Cnty, IA Rev
          Christian Homes Inc Rfdg Ser E ...................             5.750         05/15/26          1,313,923
 2,250 Tobacco Settlement Auth IA Tob
          Settlement Rev Asset Bkd Ser
          C ................................................             5.375         06/01/38          2,213,212
 1,800 Tobacco Settlement Auth IA Tob
          Settlement Rev Asset Bkd Ser
          C ................................................             5.500         06/01/42          1,790,172
 2,250 Tobacco Settlement Auth IA Tob
          Settlement Rev Asset Bkd Ser
          C ................................................             5.625         06/01/46          2,262,533
                                                                                                   ---------------
                                                                                                         7,579,840
                                                                                                   ---------------
       KANSAS  0.7%
    70 Cowley Cnty, KS Uni Sch Dist No
          465 Winfield Impt & Rfdg (MBIA
          Insd) (a) ........................................             5.250         10/01/22             73,991
 1,755 Cowley Cnty, KS Uni Sch Dist No
          465 Winfield Impt & Rfdg (MBIA
          Insd) (Prerefunded @ 10/01/13)(a) ................             5.250         10/01/22          1,887,134
 2,000 Manhattan, KS Hlthcare Fac Rev
          Meadowlark Hills Retirement Ser
          A ................................................             5.000         05/15/24          1,939,080
   400 Overland Pk, KS Dev Corp Rev
          First Tier Overland Pk Ser A .....................             7.375         01/01/32            430,312
                                                                                                   ---------------
                                                                                                         4,330,517
                                                                                                   ---------------
       KENTUCKY  2.5%
 4,840 Kentucky Hsg Corp Hsg Rev
          Ser A (AMT) (b) ..................................             4.650         07/01/37          4,546,817
10,995 Louisville & Jefferson Cnty, KY
          Metro Govt Hlth Sys Rev Norton
          Hlthcare Inc (b) .................................             5.000         10/01/30         11,052,797
                                                                                                   ---------------
                                                                                                        15,599,614
                                                                                                   ---------------
       LOUISIANA  3.2%
 5,000 Ernest N Morial New Orleans, LA
          Exhib Hall Auth Spl Tax Sub Ser
          A (AMBAC Insd) ...................................             5.250         07/15/21          5,243,100


 1,470 Louisiana Hsg Fin Agy Rev Azalea
          Estates Rfdg Ser A (GNMA
          Collateralized) (AMT) ............................             5.375         10/20/39          1,507,176
 1,675 Louisiana Loc Govt Environmental
          Fac Pkg Fac Corp Garage Proj
          Ser A (AMBAC Insd) (a) ...........................             5.200         10/01/19          1,737,611
 4,400 Louisiana St Gas & Fuels Tax Rev
          Ser A (FGIC Insd) (b) ............................             5.000         05/01/41          4,526,896
 6,865 Louisiana St Univ & Agric &
          Mechanical College Univ Rev
          Master Agreement (Acquired,
          11/30/98, Cost $6,864,967) (c) ...................             5.750         10/30/18          6,868,263
                                                                                                   ---------------
                                                                                                        19,883,046
                                                                                                   ---------------
       MARYLAND  2.4%
 2,240 Baltimore, MD Convention Ctr
          Hotel Rev Ser A
          (b) ..............................................             5.250         09/01/25          2,403,850
 1,300 Maryland St Cmnty Dev Admin
          Dept Hsg & Cmnty Dev (AMT) (j) ...................             5.100         09/01/37          1,307,293
 1,255 Maryland St Cmnty Dev Admin
          Dept Hsg & Cmnty Dev Ser P
          (AMT) (b) ........................................             4.450         09/01/21          1,198,468
 1,000 Maryland St Cmnty Dev Admin
          Dept Hsg & Cmnty Dev Ser P
          (AMT) (b) ........................................             4.550         09/01/26            954,955
 1,350 Maryland St Cmnty Dev Admin
          Dept Hsg & Cmnty Dev Ser P
          (AMT) (b) ........................................             4.625         09/01/31          1,289,189
   675 Maryland St Cmnty Dev Admin
          Dept Hsg & Cmnty Dev Ser P
          (AMT) (b) ........................................             4.700         03/01/37            644,595
 1,000 Maryland St Econ Dev Corp Rev
          Sr Lien Chesapeake Bay Rfdg
          Ser A ............................................             5.000         12/01/31            953,920
   500 Maryland St Econ Dev Corp
          Student Hsg Rev Univ MD
          College Pk Proj (Prerefunded @
          6/01/13) .........................................             5.625         06/01/35            546,955
   500 Maryland St Hlth & Higher Ed Fac
          Auth Rev King Farm
          Presbyterian Cmnty Ser A .........................             5.250         01/01/27            499,675
 1,700 Maryland St Trans Auth Arpt
          Baltimore/WA Intl Arpt Ser B
          (AMBAC Insd) (AMT) ...............................             5.125         03/01/24          1,760,214


 2,365 Northeast, MD Waste Disp Auth
          Rfdg (AMBAC Insd) (AMT) ..........................             5.500         04/01/16          2,510,873
   750 Prince Georges Cnty, MD Spl
          Oblig Natl Harbor Proj ...........................             5.200         07/01/34            744,060
                                                                                                   ---------------
                                                                                                        14,814,047
                                                                                                   ---------------
       MASSACHUSETTS  4.3%
 2,240 Massachusetts St Ser A (FGIC Insd)
        (b) (i) ............................................             4.149         05/01/37          2,226,560
 2,765 Massachusetts St Dev Fin Agy
          Proj Ser R-2 (MBIA Insd) .........................             5.125         02/01/34          2,857,434
   710 Massachusetts St Dev Fin Agy
          Rev Boston Architectural Ctr
          (ACA Insd) .......................................             6.100         09/01/18            733,515
 1,000 Massachusetts St Dev Fin Agy
          Rev Boston Architectural Ctr
          (ACA Insd) .......................................             6.250         09/01/28          1,029,370
   965 Massachusetts St Hlth & Ed Fac
          Auth Rev Partn Hlthcare Sys
          Ser C (Prerefunded @ 7/01/11) ....................             5.750         07/01/32          1,040,260
    35 Massachusetts St Hlth & Ed Fac
          Auth Rev Partn Hlthcare Sys Ser C ................             5.750         07/01/32             37,597
 3,700 Massachusetts St Hlth & Ed Fac
          Auth Rev Ser G (MBIA Insd) .......................             5.000         07/01/13          3,703,145
 4,850 Massachusetts St Hlth & Ed Fac
          Auth Rev Univ MA Mem Issue
          Ser D ............................................             5.000         07/01/33          4,756,541
 1,000 Massachusetts St Hsg Fin Agy
          Hsg Ser A (AMT) ..................................             5.100         12/01/27          1,012,660
 3,680 Massachusetts St Hsg Fin Agy
          Hsg Rev Single Family Hsg
          Ser 126 (AMT) (b) ................................             4.700         06/01/38          3,711,013
 5,160 Massachusetts St Sch Bldg Auth
          Dedicated Sales Tax Rev
          Ser A (b) ........................................             4.500         08/15/35          5,334,589
                                                                                                   ---------------
                                                                                                        26,442,684
                                                                                                   ---------------
       MICHIGAN  2.3%
 3,145 Detroit, MI Loc Dev Fin Auth Tax
          Increment Sr Ser B (Acquired
          9/08/97, Cost $3,145,000) (c) ....................             6.700         05/01/21          3,211,548
   775 Detroit, MI Loc Dev Fin Auth Tax
          Increment Sub Ser C (Acquired
          9/08/97, Cost $775,000) (c) ......................             6.850         05/01/21            791,321
 3,860 Detroit, MI Ser A (XLCA Insd) (a) ...................             5.250         04/01/21          4,053,347
 1,000 Kent Hosp Fin Auth MI Rev Metro
          Hosp Proj Ser A ..................................             5.250         07/01/30          1,009,950

 1,000 Kent Hosp Fin Auth MI Rev Metro
          Hosp Proj Ser A ..................................             6.000         07/01/35          1,069,720
 1,450 Michigan St Hosp Fin Auth Rev
          Chelsea Cmnty Hosp Oblig .........................             5.000         05/15/37          1,409,415
   500 Michigan St Hosp Fin Auth Rev
          Hosp Genesys Regl Med Rfdg
          Ser A (e) ........................................             5.375         10/01/13            513,775
   775 Michigan St Hsg Dev Rental Hsg
          Rev Ser A (MBIA Insd) (AMT) ......................             5.300         10/01/37            781,743
 1,500 Michigan St Strategic Fd Detroit
          Edison Co Proj Rfdg Ser C
          (XLCA Insd) (AMT) ................................             5.450         12/15/32          1,569,945
                                                                                                   ---------------
                                                                                                        14,410,764
                                                                                                   ---------------
       MINNESOTA  0.7 %
 1,260 Glencoe, MN Hlthcare Fac Rev
          Glencoe Regl Hlth Svc Proj .......................             5.000         04/01/31          1,241,856
 1,000 Inver Grove Heights, MN
          Presbyterian Homes Care Rfdg .....................             5.500         10/01/41            989,720
 1,750 Saint Paul, MN Hsg & Redev Auth
          Hosp Rev Hlth East Proj ..........................             6.000         11/15/35          1,865,588
                                                                                                   ---------------
                                                                                                         4,097,164
                                                                                                   ---------------
       MISSOURI  6.1%
   160 Cape Girardeau Cnty, MO Indl
          Dev Auth Hlthcare Fac Rev
          Southeast MO Hosp Assoc ..........................             5.625         06/01/27            165,101
   840 Cape Girardeau Cnty, MO Indl
          Dev Auth Hlthcare Fac Rev
          Southeast MO Hosp Assoc
          (Prerefunded @ 6/01/12) ..........................             5.625         06/01/27            902,647
 1,000 Carthage, MO Hosp Rev ...............................             5.875         04/01/30          1,011,070
 2,250 Carthage, MO Hosp Rev ...............................             6.000         04/01/38          2,282,085
 1,400 Ellisville, MO Indl Dev Auth Rev
          Gambrill Gardens Proj Impt &
          Rfdg .............................................             6.100         06/01/20          1,413,678
 1,000 Ellisville, MO Indl Dev Auth Rev
          Gambrill Gardens Proj Impt &
          Rfdg .............................................             6.200         06/01/29          1,009,580
   385 Fenton, MO Tax Increment Rev &
          Impt Gravois Bluffs Proj Rfdg
          (Prerefunded @ 10/01/11) .........................             7.000         10/01/21            434,453
 1,000 Joplin, MO Indl Dev Auth Indl Rev
          Christian Homes Inc Rfdg
          Ser F ............................................             5.750         05/15/31          1,005,480

 1,000 Kearney, MO (AMBAC Insd) ............................             5.500         03/01/16          1,050,430
 3,500 Missouri Jt Muni Elec Util Plum
          Pwr Point Proj Rev (MBIA
          Insd) ............................................             5.000         01/01/24          3,642,520
 1,200 Missouri St Hlth & Ed Fac Auth
          Rev Sr Living Fac Lutheran
          Rfdg Ser B .......................................             5.125         02/01/27          1,217,340
 1,415 Missouri St Hlth & Ed Fac Rev
          Univ MO Columbia Arena Proj ......................             5.000         11/01/18          1,463,846
 1,000 Missouri St Hwys & Trans
          Commn Rd Rev Ser A
          (Prerefunded @ 2/01/12) ..........................             5.125         02/01/17          1,054,120
 2,810 Perry Cnty, MO Nursing Home
          Rev Rfdg .........................................             5.900         03/01/28          2,820,566
 1,000 Saint Charles, MO Ctf Partn Ser B ...................             5.500         05/01/18          1,054,240
 2,505 Saint Louis, MO Arpt Rev Cap
          Impt Pgm Ser A (MBIA Insd)
          (Prerefunded @ 7/01/12) (a) ......................             5.375         07/01/20          2,677,444
 1,460 Saint Louis, MO Brd Ed Direct
          Dep Pgm Rfdg Ser A (FSA
          Insd) ............................................             5.000         04/01/21          1,520,897
 2,475 Springfield, MO Pub Bldg Corp
          Leasehold Rev Springfield
          Branson Arpt Ser B
          (AMBAC Insd) (AMT) (b) ...........................             4.550         07/01/29          2,339,024
 3,025 Springfield, MO Pub Bldg Corp
          Leasehold Rev Springfield
          Branson Arpt Ser B
          (AMBAC Insd) (AMT) (b) ...........................             4.600         07/01/36          2,858,806
 8,000 Springfield, MO Pub Util Rev
          (FGIC Insd) ......................................             4.500         08/01/36          7,765,360
                                                                                                   ---------------
                                                                                                        37,688,687
                                                                                                   ---------------
       NEBRASKA  1.1%
 2,620 Omaha Pub Pwr Dist NE Elec
          Rev Sys Ser A ....................................             5.000         02/01/34          2,696,845
 3,940 Omaha Pub Pwr Dist NE Elec Rev
          Sys Ser AA (FGIC Insd) (b) .......................             4.500         02/01/34          3,986,334
                                                                                                   ---------------
                                                                                                         6,683,179
                                                                                                   ---------------
       NEVADA  3.9%
 3,000 Clark Cnty, NV Arpt Rev Sub Lien
          Ser A-2 (FGIC Insd) ..............................             5.000         07/01/36          3,076,530
 3,500 Clark Cnty, NV Bd Bk (MBIA Insd) ....................             5.000         06/01/32          3,609,235


 4,000 Clark Cnty, NV Indl Dev Rev
          Southwest Gas Corp Proj Ser A
          (AMBAC Insd) (AMT) ...............................             5.250         07/01/34          4,151,200
 5,500 Clark Cnty, NV Indl Dev Rev Southwest
          Gas Corp Proj Ser A (FGIC Insd)
          (AMT) (b) ........................................             4.750         09/01/36          5,391,870
    80 Nevada Hsg Div Single Family
          Mtg Mezz Ser D2 (AMT) ............................             6.300         04/01/21             80,738
   930 Reno, NV Cap Impt Rev (FGIC
          Insd) ............................................             5.125         06/01/26            963,926
 1,570 Reno, NV Cap Impt Rev (FGIC
          Insd) (Prerefunded @ 6/01/12) ....................             5.125         06/01/26          1,659,207
 3,100 Reno, NV Hosp Rev Renown
          Regl Med Ctr Proj Ser A (b) ......................             5.250         06/01/37          3,129,419
 1,500 Reno, NV Sr Lien Retrac Reno
          Trans Proj (AMBAC Insd)
          (Prerefunded @ 6/01/12) ..........................             5.125         06/01/37          1,582,515
                                                                                                   ---------------
                                                                                                        23,644,640
                                                                                                   ---------------
       NEW HAMPSHIRE  1.1%
 4,800 New Hampshire Higher Ed & Hlth
          Fac Auth Rev Daniel Webster
          College Issue ....................................             6.300         07/01/29          4,893,648
 1,525 New Hampshire Hlth & Ed Fac
          Auth Rev Derryfield Sch ..........................             6.750         07/01/20          1,631,735
   250 New Hampshire Hlth & Ed Fac
          Hlthcare Sys Covenant Hlth .......................             5.500         07/01/34            258,700
                                                                                                   ---------------
                                                                                                         6,784,083
                                                                                                   ---------------
       NEW JERSEY  10.1%
 1,555 Eastern Camden Cnty, NJ Regl
          Sch Dist Rfdg (FGIC Insd) (a) ....................               *           03/01/08          1,521,101
 1,000 New Jersey Econ Dev Auth Econ
          Dev Rev Kapkowski Rd Landfill
          Proj Rfdg ........................................             5.750         04/01/31          1,090,700
 1,500 New Jersey Econ Dev Auth Rev
          Cig Tax ..........................................             5.750         06/15/29          1,598,565
   500 New Jersey Econ Dev Auth Rev
          Cig Tax ..........................................             5.750         06/15/34            530,440
25,000 New Jersey Econ Dev Auth St
          Contract Econ Recovery (MBIA
          Insd) ............................................             5.900         03/15/21         29,076,000
 1,500 New Jersey Econ Dev Auth Wtr
          Fac Rev NJ Amern Wtr Co Inc
          Ser B (FGIC Insd) (AMT) ..........................             5.375         05/01/32          1,540,575


 1,000 New Jersey St Ed Fac Auth
          Higher Ed Cap Impt Ser A
          (AMBAC Insd) (Prerefunded @
          9/01/12) .........................................             5.250         09/01/21          1,065,710
 5,000 New Jersey St Tpk Auth Tpk Rev
          Ser C-1 (AMBAC Insd) .............................             5.000         01/01/35          5,088,550
 3,500 New Jersey St Tpk Auth Tpk Rev
          Ser C (FSA Insd) .................................             6.500         01/01/16          3,982,370
 1,000 New Jersey St Trans Tr Fd Auth
          Trans Sys Ser A ..................................             5.750         06/15/18          1,123,430
 3,000 Newark, NJ Hsg Auth Port Auth
          Newark Marine Term (MBIA Insd)
          (Prerefunded @ 1/01/14) ..........................             5.000         01/01/37          3,188,280
 2,000 Tobacco Settlement Fin Corp NJ
          Ser 1-A ..........................................             5.000         06/01/41          1,845,600
11,000 Tobacco Settlement Fin Corp NJ
          Ser 1A (b) .......................................             5.000         06/01/41         10,150,800
                                                                                                   ---------------
                                                                                                        61,802,121
                                                                                                   ---------------
       NEW MEXICO  0.3%
 1,500 Jicarilla, NM Apache Nation Rev
          Adj Ser A (Acquired 10/23/03,
          Cost $1,514,910) (c) .............................             5.000         09/01/18          1,553,100
                                                                                                   ---------------

       NEW YORK  16.2%
 1,750 Liberty, NY Dev Corp Rev
          Goldman Sachs Headquarters .......................             5.250         10/01/35          1,860,967
 2,300 Long Island Pwr Auth NY Elec
          Gen Ser B ........................................             5.000         12/01/35          2,375,302
 3,000 Metropolitan Trans Auth NY Rev
          Rfdg Ser A (FGIC Insd) ...........................             5.250         11/15/31          3,146,370
10,740 Metropolitan Trans Auth NY Rev
          Ser B (FSA Insd) (b) .............................             4.500         11/15/36         10,927,037
 1,000 Nassau Cnty, NY Tob Settlement
          Corp Asset Bkd Ser A-3 ...........................             5.000         06/01/35            973,410
 2,000 Nassau Cnty, NY Tob Settlement
          Corp Asset Bkd Ser A-3 ...........................             5.125         06/01/46          1,962,500
 3,000 New York City Indl Dev Agy
          Amern Airl JFK Intl Arpt
          (AMT) ............................................             7.625         08/01/25          3,507,030
 1,000 New York City Indl Dev Agy
          Amern Airl JFK Intl Arpt
          (AMT) ............................................             7.750         08/01/31          1,177,850
   400 New York City Indl Dev Agy Rev
          Liberty 7 World Trade Ctr Ser
          A ................................................             6.250         03/01/15            419,660


 1,000 New York City Liberty Dev Corp
          Rev National Sports Museum
          Proj Ser A (Acquired 8/07/06,
          Cost $1,000,000) (c) .............................             6.125         02/15/19          1,033,580
 8,800 New York City Muni Wtr Fin Auth
          Wtr & Swr Sys Rev Ser D ..........................             5.000         06/15/38          9,079,664
 2,500 New York City Muni Wtr Fin Auth
          Wtr & Swr Sys Rev Ser D ..........................             5.000         06/15/39          2,577,275
 5,000 New York City Ser A .................................             6.250         08/01/08          5,047,150
    85 New York City Ser A-1 ...............................             5.750         08/01/12             85,132
 3,000 New York City Ser G .................................             5.000         12/01/27          3,110,640
   685 New York City Ser H (Prerefunded
          @ 3/15/11) .......................................             5.750         03/15/13            738,430
 1,000 New York City Trans Future Tax
          Second Ser C (AMBAC Insd) ........................             5.250         08/01/22          1,053,830
 6,800 New York St Dorm Auth Rev City
          Univ Sys Cons Ser A ..............................             5.625         07/01/16          7,449,060
   350 New York St Dorm Auth Rev Mt
          Sinai NYU Hlth ...................................             5.500         07/01/26            353,048
 4,200 New York St Dorm Auth Rev Secd
          Hosp N General Hosp Rfdg .........................             5.750         02/15/19          4,547,760
 3,249 Plainedge, NY Uni Free Sch Dist
          No. 2063 (Acquired 7/25/97,
          Cost $3,249,280) (c) .............................             6.000         06/01/12          3,295,777
 9,920 Port Auth NY & NJ Cons Ser 144
          (b) ..............................................             5.000         10/01/35         10,269,780
 3,000 Triborough Brdg & Tunl Auth Gen
          Purp Ser A .......................................             5.000         01/01/27          3,073,230
 5,000 Triborough Brdg & Tunl Auth NY
          Gen Rfdg Ser B ...................................             5.000         11/15/21          5,175,150
 3,900 Triborough Brdg & Tunl Auth NY
          Rev Rfdg Ser E (MBIA Insd) .......................             5.000         11/15/32          4,028,622
10,500 Tsasc Inc NY Ser 1 ..................................             5.000         06/01/34         10,243,275
 1,000 Westchester Tob Asset Sec Corp
          NY ...............................................             5.000         06/01/26            985,770
   500 Yonkers, NY Indl Dev Agy Civic
          Fac Rev Cmnty Dev Ppty
          Yonkers Inc Ser A (Prerefunded
          @ 2/01/11) .......................................             6.625         02/01/26            547,345
                                                                                                   ---------------
                                                                                                        99,044,644
                                                                                                   ---------------
       NORTH CAROLINA  3.9%
 8,300 North Carolina Muni Pwr Agy No 1
          Catawba Elec Rev Rfdg (MBIA
          Insd) ............................................             6.000         01/01/12          9,012,887

 7,605 North Carolina Muni Pwr Agy Ser
          A (MBIA Insd) ....................................             5.250         01/01/20          7,997,418
 6,820 North Carolina Med Care Cmnty
          Hlth Sys Rev Mission Hlth
          Combined Group (b) ...............................             5.000         10/01/36          6,876,367
                                                                                                   ---------------
                                                                                                        23,886,672
                                                                                                   ---------------
       NORTH DAKOTA  0.2%
 1,500 Grand Forks, ND Sr Hsg Rev
          4000 Vly Square Proj Rfdg ........................             5.300         12/01/34          1,483,860
                                                                                                   ---------------

       OHIO  4.3%
   300 Adams Cnty Hosp Fac Impt Rev
          Adams Cnty Hosp Proj .............................             6.250         09/01/20            304,443
 2,335 Cleveland-Cuyahoga Cnty, OH
          Dev Port Auth Rev Cleveland
          Bond Fd Ser B (a) ................................             5.375         05/15/18          2,354,030
 1,000 Columbus, OH City Sch Dist Sch
          Fac Constr & Impt (FSA Insd)
          (Prerefunded @ 12/01/14) .........................             5.250         12/01/21          1,085,790
 1,000 Cuyahoga Cnty, OH Hosp Fac
          Rev Canton Inc Proj ..............................             7.500         01/01/30          1,088,300
 1,000 Lorain Cnty, OH Hosp Rev
          Catholic Hlthcare Ser S ..........................             5.375         10/01/30          1,028,960
 2,000 Lorain, OH City Sch Dist
          Classroom Fac Impt
          (MBIA Insd) (Prerefunded @
          12/01/12) ........................................             5.250         12/01/20          2,135,553
 2,270 Montgomery Cnty, OH Hosp Rev
          Kettering Med Ctr Impt & Rfdg
          (MBIA Insd) ......................................             6.250         04/01/20          2,680,620
10,520 Ohio St Air Quality Dev Auth Rev
          Dayton Pwr & Lt Co Proj (FGIC
          Insd) (AMT) (b) ..................................             4.800         09/01/36         10,425,820
 1,250 Ohio St Bldg Auth St Fac Admin
          Bldg Fd Proj Ser A (FSA Insd) ....................             5.000         04/01/22          1,291,375
 2,500 Ohio St Bldg Auth St Fac Adult
          Correction Rfdg Ser A (FSA
          Insd) ............................................             5.500         10/01/12          2,653,600
 1,000 Ohio St Higher Ed Fac Cmnty
          Rev Hosp Univ Hosp Hlth Sys
          Inc Ser A ........................................             5.250         01/15/46          1,016,370
                                                                                                   ---------------
                                                                                                        26,064,861
                                                                                                   ---------------


       OKLAHOMA  1.6%
 1,240 Kay Cnty, OK Home Fin Auth Rev
          Single Family Mtg Rfdg Ser A
          (AMBAC Insd) (e) .................................             7.000         11/01/11          1,385,254
 1,250 Oklahoma City, OK Pub Ppty Auth
          Hotel Tax Rev (FGIC Insd) ........................             5.250         10/01/29          1,334,975
   855 Oklahoma Hsg Fin Agy Single
          Family Rev Mtg Class B
          (GNMA Collateralized) (AMT) ......................             7.997         08/01/18            912,961
 6,220 Tulsa Cnty, OK Indl Auth Hlthcare
          Rev Saint Francis Hlth Sys (b) ...................             5.000         12/15/36          6,258,999
                                                                                                   ---------------
                                                                                                         9,892,189
                                                                                                   ---------------
       OREGON  0.9%
 4,000 Oregon Hlth Sciences Univ Insd
          Ser A (MBIA Insd) ................................             5.250         07/01/22          4,203,440
 1,500 Oregon St Dept Admin Rfdg Ser
          C (MBIA Insd) ....................................             5.250         11/01/17          1,577,445
                                                                                                   ---------------
                                                                                                         5,780,885
                                                                                                   ---------------
       PENNSYLVANIA  4.4%
 1,750 Allegheny Cnty, PA Hosp Dev Auth
          Rev Hlth Sys West PA Ser A .......................             5.000         11/15/28          1,646,102
   385 Allegheny Cnty, PA San Auth Swr
          Rev (MBIA Insd) ..................................             5.500         12/01/30            405,590
   315 Crawford Cnty, PA Hosp Auth Sr
          Living Fac Rev Wesbury Utd
          Methodist Cmnty (a) ..............................             5.875         08/15/10            324,932
   295 Lehigh Cnty, PA Gen Purp Auth
          Rev First Mtg Bible Fellowship
          Proj Rfdg Ser A (a) ..............................             5.250         12/15/07            295,142
   210 Lehigh Cnty, PA Gen Purp Auth
          Rev First Mtg Bible Fellowship
          Proj Rfdg Ser A ..................................             5.300         12/15/08            210,565
   320 Lehigh Cnty, PA Gen Purp Auth
          Rev First Mtg Bible Fellowship
          Proj Rfdg Ser A (a) ..............................             5.300         12/15/09            320,227
   240 Lehigh Cnty, PA Gen Purp Auth
          Rev First Mtg Bible Fellowship
          Proj Rfdg Ser A ..................................             5.400         12/15/10            240,137
 1,000 Lehigh Cnty, PA Gen Purp Auth
          Rev St Lukes Hosp Bethlehem
          PA (i) ...........................................             4.611         08/15/42            970,000
   400 Montgomery Cnty, PA Indl Dev
          Auth Rev Mtg Whitemarsh
          Continuing Care Proj .............................             6.125         02/01/28            417,316


 1,550 Pennsylvania Hsg Fin Agy Ser
          94-A (AMT) .......................................             5.100         10/01/31          1,557,595
 8,000 Pennsylvania St Pub Sch Bldg Auth
          Lease Rev Sch Dist Philadelphia
          Proj Ser B (FSA Insd) (b) ........................             4.500         06/01/32          7,760,800
 1,000 Philadelphia, PA Auth Indl Dev PA
          Arpt Sys Proj Ser A (FGIC Insd)
          (AMT) ............................................             5.125         07/01/19          1,029,920
 2,600 Philadelphia, PA Auth Indl Rev
          Ser B (FSA Insd) .................................             5.500         10/01/16          2,781,896
 3,200 Philadelphia, PA Gas Wks Rev
          1998 Gen Ordinance Ser 4
          (FSA Insd) (Prerefunded @
          8/01/13) .........................................             5.250         08/01/19          3,438,880
 2,675 Pittsburgh, PA Ser A (AMBAC
          Insd) ............................................             5.500         09/01/17          2,833,146
 2,530 Pittsburgh, PA Ser A (AMBAC
          Insd) (Prerefunded @ 3/01/12) ....................             5.500         09/01/17          2,706,518
                                                                                                   ---------------
                                                                                                        26,938,766
                                                                                                   ---------------
       SOUTH CAROLINA  5.9%
 1,000 Charleston Ed Excellence Fin Corp
          SC Rev Charleston Cnty Sch Dist
          (b) ..............................................             5.250         12/01/25          1,054,780
 3,000 Charleston Ed Excellence Fin Corp
          SC Rev Charleston Cnty Sch Dist
          (b) ..............................................             5.250         12/01/26          3,164,340
 4,305 Charleston Ed Excellence Fin Corp
          SC Rev Charleston Cnty Sch Dist
          (AGC Insd) (b) ...................................             5.250         12/01/28          4,551,332
 6,955 Charleston Ed Excellence Fin Corp
          SC Rev Charleston Cnty Sch Dist
          (AGC Insd) (b) ...................................             5.250         12/01/29          7,352,965
 5,000 Kershaw Cnty, SC Pub Kershaw
          Cnty Sch Dist Proj (CIFG Insd) ...................             5.000         12/01/26          5,178,850
   475 Rock Hill, SC Util Sys Rev Comb
          Rfdg Ser C (FSA Insd) ............................             5.125         01/01/13            493,055
 1,235 Rock Hill, SC Util Sys Rev Comb
          Rfdg Ser C (FSA Insd) (a) ........................             5.250         01/01/15          1,285,462
   900 South Carolina Jobs Econ Dev
          Auth Hlth Fac Rev First Mtg
          Wesley Commons Rfdg ..............................             5.125         10/01/26            881,649
 2,500 South Carolina Jobs Econ Dev
          Auth Indl Rev Elec & Gas Co
          Proj Ser A (AMBAC Insd) ..........................             5.200         11/01/27          2,609,100


 9,250 South Carolina Trans
          Infrastructure Bk Rev Ser A
          (AMBAC Insd) .....................................             5.000         10/01/33          9,533,235
                                                                                                   ---------------
                                                                                                        36,104,768
                                                                                                   ---------------
       SOUTH DAKOTA  0.5%
 3,620 South Dakota Hsg Dev Auth
          Homeownership Mtg Ser E
          (AMT) (b) ........................................             4.625         05/01/36          3,364,446
                                                                                                   ---------------

       TENNESSEE  1.7%
   400 Elizabethton, TN Hlth & Ed Fac
          Brd Rev Hosp First Mtg Impt &
          Rfdg Ser B .......................................             8.000         07/01/33            460,460
   400 Elizabethton, TN Hlth & Ed Fac
          Brd Rev Hosp Impt & Rfdg Ser
          B (MBIA Insd) ....................................             7.750         07/01/29            470,484
 4,000 Johnson City, TN Hlth & Ed Fac
          Brd Hosp Rev First Mtg Mtn St
          Hlth Rfdg Ser A (MBIA Insd) ......................             7.500         07/01/25          4,700,080
 1,000 Metropolitan Nashville Arpt Auth
          TN Impt & Rfdg Ser A (FGIC
          Insd) ............................................             6.600         07/01/14          1,096,280
 1,500 Shelby Cnty, TN Hlth Ed & Hsg
          Fac Brd Rev Trezevant Manor
          Proj Ser A .......................................             5.625         09/01/26          1,516,170
 1,490 Tennessee Hsg Dev Agy Home
          Ownership Pgm 2006 (AMT) .........................             5.150         01/01/37          1,499,536
   445 Tennessee Hsg Dev Agy Home
          Ownership Pgm 2-A (AMT) ..........................             5.700         07/01/31            450,856
                                                                                                   ---------------
                                                                                                        10,193,866
                                                                                                   ---------------
       TEXAS  9.9%
 1,130 Alliance Arpt Auth Inc TX Spl Fac
          Rev FedEx Corp Proj Rfdg
          (AMT) ............................................             4.850         04/01/21          1,108,349
 1,250 Austin, TX Convention
          Enterprises Inc Convention Ctr
          Second Tier Rfdg Ser B ...........................             5.750         01/01/24          1,291,025
 1,000 Brazos Cnty, TX Hlth Fac Dev
          Oblig Grp ........................................             5.375         01/01/32          1,023,900
 2,500 Coastal Bend Hlth Fac Dev TX
          Ser C (AMBAC Insd) (f) ...........................             7.828         11/15/13          3,038,750
 2,420 Dallas Cnty, TX Cmnty College
          Dist Rev Fin Sys (AMBAC Insd)
          (Prerefunded @ 2/15/10) (a) ......................             5.375         02/15/16          2,512,565


 1,000 Dallas-Fort Worth, TX Intl Arpt
          Rev Jt Impt & Rfdg Ser A (FGIC
          Insd) (AMT) ......................................             5.500         11/01/31          1,041,160
   730 Fort Worth, TX Wtr & Swr Rev
          Impt & Rfdg ......................................             5.750         02/15/16            767,778
   770 Fort Worth, TX Wtr & Swr Rev
          Impt & Rfdg (Prerefunded @
          8/15/10) .........................................             5.750         02/15/16            812,696
 6,000 Harris Cnty-Houston, TX Sports
          Auth Spl Rev Jr Lien Rfdg Ser B
          (MBIA Insd) ......................................             5.250         11/15/40          6,223,080
 2,000 Harris Cnty, TX Toll Rd Sub Lien
          Rfdg (Prerefunded @ 8/01/08) .....................             5.000         08/01/33          2,025,260
 1,000 Houston, TX Arpt Sys Rev Sub
          Lien Ser A (FSA Insd) (AMT) ......................             5.625         07/01/30          1,034,120
 3,345 Houston, TX Hotel Occupancy
          Tax Convention & Entmt Ser B
          (AMBAC Insd) .....................................             5.750         09/01/14          3,575,471
   130 Houston, TX Pub Impt & Rfdg
          (FSA Insd) .......................................             5.750         03/01/15            137,007
 4,000 Houston, TX Util Sys Rev First
          Lien Rfdg Ser A (FGIC Insd) ......................             5.250         05/15/23          4,243,160
10,000 Houston, TX Util Sys Rev First
          Lien Rfdg Ser A (FSA Insd) .......................             5.250         05/15/21         10,607,900
 1,250 Matagorda Cnty, TX Navig Dist No
          1 Rev Coll Centerpoint Energy
          Proj Rfdg ........................................             5.600         03/01/27          1,304,163
 1,000 Mesquite, TX Hlth Fac Dev Corp
          Retirement Fac Christian Care
          Ctr Ser A (Prerefunded @
          2/15/10) .........................................             7.625         02/15/28          1,096,470
 1,800 Metropolitan Hlth Fac Dev Corp
          TX Wilson N Jones Mem Hosp
          Proj .............................................             7.250         01/01/31          1,851,300
 1,000 North Central, TX Hlth Fac Dev
          Corp Rev Hosp Baylor Hlthcare
          Sys Proj Ser A ...................................             5.125         05/15/29          1,009,170
 4,000 North Central, TX Hlth Fac Dev
          Hosp Childrens Med Ctr Dallas
          (AMBAC Insd) .....................................             5.250         08/15/32          4,164,520
    33 Pecos Cnty, TX Ctf Partn
          (Acquired 6/23/97, Cost $32,732)
          (c) ..............................................             6.000         01/12/08             32,842


 3,381 Region One Ed Svc Ctr Sub Tech
          Fac Proj (Acquired 12/30/97,
          Cost $3,572,845) (c) .............................             6.590         12/15/17          3,607,643
 1,000 Tarrant Cnty, TX Cultural Ed Fac Fin
          Corp Retirement Fac Buckingham
          Sr Living Cmnty Inc (j) ..........................             5.625         11/15/27          1,019,470
 1,000 Tarrant Cnty, TX Cultural Ed Fac Fin
          Corp Retirement Fac Buckingham
          Sr Living Cmnty Inc (j) ) ........................             5.750         11/15/37          1,020,530
 5,500 Tarrant Cnty, TX Cultural Ed Fac Fin
          Corp Retirement Fac Buckner
          Retirement Svc Inc Proj ..........................             5.250         11/15/37          5,600,265
    80 Texas Muni Pwr Agy Rev (MBIA
          Insd) (e) ........................................               *           09/01/15             57,139
   395 Texas St Pub Ppty Fin Corp Rev
          Mental Hlth & Retardation Rfdg
          (FSA Insd) .......................................             5.500         09/01/13            395,474
                                                                                                   ---------------
                                                                                                        60,601,207
                                                                                                   ---------------
       VERMONT  1.0%
 1,000 Vermont Econ Dev Auth Mtg Rev
          Wake Robin Corp Proj Ser A .......................             5.375         05/01/36          1,000,810
 4,900 Vermont Hsg Fin Agy Multiple Purp
          Ser A (FSA Insd) (AMT) (b) .......................             5.150         05/01/38          4,933,247
                                                                                                   ---------------
                                                                                                         5,934,057
                                                                                                   ---------------
       VIRGINIA  3.0%
 1,320 Fairfax Cnty, VA Ctf Partn ..........................             5.300         04/15/23          1,390,211
 1,340 Richmond, VA (FSA Insd) .............................             5.500         01/15/10          1,395,878
 2,590 Tobacco Settlement Fin Corp VA ......................             5.500         06/01/26          2,807,223
 2,750 Tobacco Settlement Fin Corp VA
          (Prerefunded @ 6/01/15) ..........................             5.625         06/01/37          3,039,437
 5,840 Virginia St Hsg Auth Dev Auth
          Rental Hsg Ser D (AMT) (b) .......................             4.650         01/01/39          5,474,679
 4,480 Virginia St Hsg Dev Auth Comwlth Mtg
          Ser B (AMT) (b) ..................................             4.850         01/01/36          4,340,829
                                                                                                   ---------------
                                                                                                        18,448,257
                                                                                                   ---------------
       WASHINGTON  3.9%
 5,000 Bellevue, WA Convention Ctr Auth
          Spl Oblig Rev Rfdg (MBIA
          Insd) ............................................               *           02/01/24          2,326,850
 3,000 Clark Cnty, WA Pub Util Dist No
          001 Gen Sys Rev Rfdg (FSA
          Insd) ............................................             5.625         01/01/12          3,120,960


 5,000 Cowlitz Cnty, WA Spl Swr Rev
          CSOB Wastewtr Treatment
          Rfdg (FGIC Insd) .................................             5.500         11/01/19          5,591,700
 3,000 Energy Northwest WA Elec Rev
          Proj No 3 Rfdg Ser A (FSA
          Insd) ............................................             5.500         07/01/18          3,187,800
 5,000 King Cnty, WA Rfdg Ser B (MBIA
          Insd) ............................................             5.250         01/01/34          5,072,750
 2,000 Port Seattle, WA Rev Ser B
          (MBIA Insd) (AMT) ................................             5.625         02/01/24          2,075,840
 1,345 Tacoma, WA Elec Sys Rev Rfdg
          Ser A (FSA Insd) .................................             5.750         01/01/15          1,436,057
 1,000 Washington St Hsg Fin Cmnty
          Single Family Prog Ser 2A
          (GNMA Collateralized) (AMT) ......................             4.700         12/01/38            939,620
                                                                                                   ---------------
                                                                                                        23,751,577
                                                                                                   ---------------
       WEST VIRGINIA  1.1%
 6,550 Harrison Cnty, WV Cnty Cmnty
          Solid Waste Disp Rev Potomac
          Edison Co Ser A (MBIA Insd)
          (AMT) (a) ........................................             6.875         04/15/22          6,564,934
                                                                                                   ---------------

       WISCONSIN  2.9%
 1,500 Waukesha, WI Redev Auth Hsg
          Revr Sr Kirkland Crossings Proj
          Rfdg .............................................             5.500         07/01/41          1,498,320
 5,240 Wisconsin Hsg & Econ Dev Auth
          Home Ownership Rev Ser A
          (AMT) (b) ........................................             4.750         09/01/33          5,016,959
 5,940 Wisconsin Hsg & Econ Dev Auth
          Home Ownership Rev Ser A
          (AMT) (b) ........................................             4.800         03/01/38          5,691,025
 5,000 Wisconsin St Hlth & Ed Fac Auth
          Mercy Hlth Sys Corp (AMBAC
          Insd) ............................................             5.500         08/15/25          5,172,100
   400 Wisconsin St Hlth & Ed Fac Auth
          Rev Beaver Dam Cmnty Hosp
          Inc Ser A ........................................             6.000         08/15/19            421,372
                                                                                                   ---------------
                                                                                                        17,799,776
                                                                                                   ---------------
       GUAM  1.0%
 6,000 Guam Pwr Auth Rev Ser A
          (AMBAC Insd) .....................................             5.250         10/01/34          6,192,600
                                                                                                   ---------------
       PUERTO RICO  1.1%
 2,000 Puerto Rico Muni Fin Agy Ser A
          (FSA Insd) .......................................             5.250         08/01/20          2,109,960

 4,500 Puerto Rico Pub Bldg Auth Rev
          Gtd Govt Fac Ser I (Comwth
          Gtd) .............................................             5.250         07/01/33          4,697,145
                                                                                                   ---------------
                                                                                                         6,807,105
                                                                                                   ---------------

TOTAL LONG-TERM INVESTMENTS 189.1%                                                                   1,159,516,454
  (Cost $1,129,868,208)

SHORT-TERM INVESTMENT 0.1%                                                                                 800,000
  (Cost $800,000)                                                                                  ---------------


TOTAL INVESTMENTS  189.2%                                                                            1,160,316,454
  (Cost $1,130,668,208)

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (36.6%)
  (Cost ($224,179,000))
$(224,179)  Notes with interest rates ranging from 3.62%
            to 3.75% at July 31, 2007 and contractual
            maturities of collateral ranging from 2021 to
            2047 (k)                                                                                  (224,179,000)
                                                                                                   ---------------

TOTAL NET INVESTMENTS 152.6%                                                                           936,137,454
  (Cost $906,489,208)

OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%                                                               2,478,590

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS (53.0%)                                             (325,488,378)
                                                                                                   ---------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0%................................................      $   613,127,666
                                                                                                   ===============


Percentages are calculated as a percentage of net assets applicable to common shares.

 *  Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.
(b) Underlying security related to Inverse Floaters entered into by the Trust.
(c) Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 4.3% of net assets applicable to common shares.
(d) All or a portion of this security has been physically segregated in connection with open futures contracts.
(e) Escrowed to Maturity
(f) Inverse Floating Rate
(g) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of
    1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.


(i) Floating Rate Coupon
(j) Security purchased on a when-issued or delayed delivery basis
(k) Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2007.

ACA - American Capital Access
AGC - AGC Insured Custody Certificates
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Comwth - Commonwealth of Puerto Rico
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2007:

                                                                                                     UNREALIZED
                                                                                                    APPRECIATION/
                                                                            CONTRACTS               DEPRECIATION

SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $110,063 per contract) ........................             1,186             $    (1,324,266)
                                                                           -----------             ---------------
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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 20, 2007